Pension and other post-retirement benefits	6 Months Ended
Jun. 30, 2021
Retirement Benefits [Abstract]
Pension and other post-retirement benefits	Pension and other post-employment benefits
The following table lists the components of net benefit costs for the pension plans and other post-employment benefits (“OPEB”) in the unaudited interim consolidated statements of operations for the three and six months ended June 30:

	Pension benefits
	Three months ended June 30		Six months ended June 30
	2021	2020	2021	2020
Service cost	$4,508	$4,136	$8,336	$7,703
Non-service costs
Interest cost	3,511	4,112	10,217	8,903
Expected return on plan assets	(6,616)	(6,261)	(17,780)	(12,510)
Amortization of net actuarial loss	2,540	1,145	4,812	2,290
Amortization of prior service credits	(406)	(402)	(813)	(804)
Impact of regulatory accounts	4,825	4,769	11,009	8,307
	$3,854	$3,363	$7,445	$6,186
Net benefit cost	$8,362	$7,499	$15,781	$13,889

	OPEB
	Three months ended June 30		Six months ended June 30
	2021	2020	2021	2020
Service cost	$1,772	$1,466	$3,544	$2,933
Non-service costs
Interest cost	3,031	1,755	4,052	3,574
Expected return on plan assets	(2,510)	(2,193)	(5,021)	(4,385)
Amortization of net actuarial loss (gain)	436	(14)	873	(27)
Impact of regulatory accounts	(950)	706	196	1,625
	$7	$254	$100	$787
Net benefit cost	$1,779	$1,720	$3,644	$3,720
The service cost components of pension plans and OPEB are shown as part of operating expenses within operating income in the unaudited interim consolidated statements of operations. The remaining components of net benefit cost are considered non-service costs and have been included outside of operating income in the unaudited interim consolidated statements of operations.